Inventories (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory reserves at beginning of year			$ 982
Impairment charges	$ 0	$ (42)	$ 0	$ (42)	1,134	125
Write down of impaired inventories					(152)	(125)
Inventory reserves at end of year					$ 982